Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	92 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000002053
Average Annual Return [Line Items]
Average Annual Return, Percent	10.22%	11.40%			9.78%
C000002055
Average Annual Return [Line Items]
Average Annual Return, Percent	6.61%	6.59%			5.64%
C000003642
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	12.68%			9.31%
C000088463
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%	(0.66%)			1.16%
C000003614
Average Annual Return [Line Items]
Average Annual Return, Percent	2.84%	3.60%			3.94%
C000003634
Average Annual Return [Line Items]
Average Annual Return, Percent	2.02%	(0.16%)			2.67%
C000058555
Average Annual Return [Line Items]
Average Annual Return, Percent	16.77%	9.90%			5.84%
C000003637
Average Annual Return [Line Items]
Average Annual Return, Percent	18.85%	14.79%			15.02%
C000003645
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%	16.05%			10.62%
C000003596
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.04%)	9.17%			10.01%
C000003599
Average Annual Return [Line Items]
Average Annual Return, Percent	8.43%	7.66%			7.08%
C000003601
Average Annual Return [Line Items]
Average Annual Return, Percent	9.99%	9.22%			8.32%
C000003603
Average Annual Return [Line Items]
Average Annual Return, Percent	5.92%	4.28%			4.85%
C000002058
Average Annual Return [Line Items]
Average Annual Return, Percent	2.26%	1.71%			2.59%
C000003608
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.21%)	(0.20%)			1.37%
C000003627
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.73%)	10.71%			10.33%
Without Sales Load [Member] | C000002053
Average Annual Return [Line Items]
Average Annual Return, Percent	15.44%	12.43%			10.28%
Without Sales Load [Member] | C000002054
Average Annual Return [Line Items]
Average Annual Return, Percent	15.69%	12.64%			10.52%
Without Sales Load [Member] | C000002055
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%	7.58%			6.13%
Without Sales Load [Member] | C000002056
Average Annual Return [Line Items]
Average Annual Return, Percent	11.83%	7.83%			6.42%
Without Sales Load [Member] | C000003642
Average Annual Return [Line Items]
Average Annual Return, Percent	19.47%	13.72%			9.82%
Without Sales Load [Member] | C000003644
Average Annual Return [Line Items]
Average Annual Return, Percent	19.81%	14.09%			10.19%
Without Sales Load [Member] | C000088463
Average Annual Return [Line Items]
Average Annual Return, Percent	5.82%	(0.27%)			1.36%
Without Sales Load [Member] | C000088464
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%	(0.02%)			1.53%
Without Sales Load [Member] | C000198645
Average Annual Return [Line Items]
Average Annual Return, Percent	2.77%	2.04%		2.80%
Without Sales Load [Member] | C000003614
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%	4.55%			4.42%
Without Sales Load [Member] | C000003616
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%	4.83%			4.69%
Without Sales Load [Member] | C000003634
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%	0.77%			3.14%
Without Sales Load [Member] | C000003636
Average Annual Return [Line Items]
Average Annual Return, Percent	6.93%	1.05%			3.44%
Without Sales Load [Member] | C000058555
Average Annual Return [Line Items]
Average Annual Return, Percent	22.26%	10.92%			6.32%
Without Sales Load [Member] | C000058556
Average Annual Return [Line Items]
Average Annual Return, Percent	22.69%	11.33%			6.73%
Without Sales Load [Member] | C000003637
Average Annual Return [Line Items]
Average Annual Return, Percent	24.44%	15.85%			15.56%
Without Sales Load [Member] | C000003639
Average Annual Return [Line Items]
Average Annual Return, Percent	24.76%	16.19%			15.92%
Without Sales Load [Member] | C000003645
Average Annual Return [Line Items]
Average Annual Return, Percent	13.79%	17.12%			11.13%
Without Sales Load [Member] | C000003647
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%	17.47%			11.51%
Without Sales Load [Member] | C000217755
Average Annual Return [Line Items]
Average Annual Return, Percent	6.72%	5.71%	9.45%
Without Sales Load [Member] | C000003596
Average Annual Return [Line Items]
Average Annual Return, Percent	2.59%	10.18%			10.52%
Without Sales Load [Member] | C000003598
Average Annual Return [Line Items]
Average Annual Return, Percent	2.81%	10.42%			10.81%
Without Sales Load [Member] | C000217756
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%	15.52%	13.95%
Without Sales Load [Member] | C000003599
Average Annual Return [Line Items]
Average Annual Return, Percent	13.53%	8.65%			7.58%
Without Sales Load [Member] | C000003600
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%	8.91%			7.85%
Without Sales Load [Member] | C000003601
Average Annual Return [Line Items]
Average Annual Return, Percent	15.18%	10.23%			8.83%
Without Sales Load [Member] | C000003602
Average Annual Return [Line Items]
Average Annual Return, Percent	15.36%	10.45%			9.07%
Without Sales Load [Member] | C000003603
Average Annual Return [Line Items]
Average Annual Return, Percent	10.94%	5.24%			5.33%
Without Sales Load [Member] | C000003604
Average Annual Return [Line Items]
Average Annual Return, Percent	11.17%	5.49%			5.60%
Without Sales Load [Member] | C000003605
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%	2.87%			1.78%
Without Sales Load [Member] | C000003607
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%	2.88%			1.85%
Without Sales Load [Member] | C000002058
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%	2.65%			3.06%
Without Sales Load [Member] | C000002059
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%	2.91%			3.32%
Without Sales Load [Member] | C000003608
Average Annual Return [Line Items]
Average Annual Return, Percent	2.36%	0.73%			1.84%
Without Sales Load [Member] | C000003610
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	0.96%			2.07%
Without Sales Load [Member] | C000003648
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%	2.59%			2.54%
Without Sales Load [Member] | C000003650
Average Annual Return [Line Items]
Average Annual Return, Percent	5.92%	2.76%			2.72%
Without Sales Load [Member] | C000198646
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%	5.69%		9.47%
Without Sales Load [Member] | C000003627
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.23%)	11.74%			10.84%
Without Sales Load [Member] | C000003629
Average Annual Return [Line Items]
Average Annual Return, Percent	0.00%	12.01%			11.16%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%			11.31%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%			11.31%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%			11.31%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%			11.31%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%			11.31%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%			11.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%		2.48%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%			7.67%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%			7.67%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%			14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%			14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%			14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%			14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%	17.00%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%			14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%			14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%	17.00%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%			11.31%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%			11.31%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%			11.31%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%			11.31%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%			11.31%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%			11.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%			2.42%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%			2.42%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%		14.02%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%			14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	16.74%			14.08%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%			14.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%			7.67%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%			14.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%			7.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.00%	4.90%			5.59%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%	0.04%			1.49%
MSCI World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%			11.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.00%	4.90%			5.59%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%	0.04%			1.49%
MSCI World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%			11.79%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%	(1.03%)			1.27%
Bloomberg U.S. Agency Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	0.84%			1.93%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%	(1.03%)			1.27%
Bloomberg U.S. Agency Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	0.84%			1.93%
Bloomberg 65% High Grade/35% High Yield Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.68%	1.82%		3.07%
Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	5.47%			5.90%
Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	5.47%			5.90%
Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%	0.46%			3.12%
Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%	0.46%			3.12%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.52%	19.24%			18.28%
S&P 500 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.99%	18.39%			16.95%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.52%	19.24%			18.28%
S&P 500 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.99%	18.39%			16.95%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%	14.28%			9.97%
S&P 500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.35%	16.06%			11.37%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%	14.28%			9.97%
S&P 500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.35%	16.06%			11.37%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.59%	11.17%	13.59%
S&P MidCap 400 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.99%	10.82%	11.93%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.38%	13.02%			10.17%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%	12.33%			10.63%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.38%	13.02%			10.17%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%	12.33%			10.63%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%	13.23%	11.48%
S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	15.18%	12.73%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%			14.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%			7.67%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%			14.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%			7.67%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%			14.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%			7.67%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%			14.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%			7.67%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%			14.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%			7.67%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%			14.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%			7.67%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.00%	4.90%			5.59%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%	0.04%			1.49%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.00%	4.90%			5.59%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%	0.04%			1.49%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.07%	1.84%			1.97%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.07%	1.84%			1.97%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%	8.94%		8.37%
S&P SmallCap 600 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.86%	10.50%		7.92%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	12.17%			9.28%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%	11.50%			9.36%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	12.17%			9.28%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%	11.50%			9.36%